Other assets and other liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Cash collateral on derivative instruments	SFr 6,718	SFr 7,723
Cash collateral on non-derivative transactions	289	647
Derivative instruments used for hedging	3	0
Assets held-for-sale	12,992	16,112
of which loans	12,929	16,090
allowance for loans held-for-sale	(1,154)	(101)
of which real estate	62	22
of which long-lived assets	1	0
Premises, equipment and right-of-use assets	2,674	5,799
Assets held for separate accounts	59	64
Interest and fees receivable	2,197	2,609
Deferred tax assets	71	259
Prepaid expenses	404	812
of which cloud computing arrangement implementation costs	10	65
Failed purchases	324	801
Defined benefit pension and post-retirement plan assets	519	560
Other	4,573	6,367
of which digital asset safeguarding assets	127	102
Other assets	30,823	41,753
Other liabilities
Cash collateral on derivative instruments	677	2,079
Cash collateral on non-derivative transactions	392	431
Derivative instruments used for hedging	447	154
Operating Lease, Liability	1,420	1,749
Provisions	2,611	1,494
of which off-balance sheet risk	185	217
Restructuring liabilities	15	114	SFr 19	SFr 49
Liabilities held for separate accounts	59	64
Interest and fees payable	4,231	3,779
Current tax liabilities	429	524
Deferred tax liabilities	113	670
Failed sales	402	1,471
Defined benefit pension and post-retirement plan liabilities	227	258
Other	3,715	4,039
of which digital asset safeguarding liabilities	364	102
Other liabilities	14,738	16,826
Restricted loans, representing collateral on secured borrowings, included in loans held-for-sale	99	458
Foreclosed or repossessed real estate	46	21
Foreclosed or repossessed residential real estate	46	21
Other assets, held at amortized cost, Allowance for Credit Loss	SFr 53	SFr 37